Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule Of Accounts Receivable

	As of December 31,
	2016	2015
	(in thousands)
Oil, natural gas and natural gas liquids sales	$25,149	$17,865
Joint interest billings	13,344	10,162
Other	7	486
Allowance for doubtful accounts	(889)	(1,402)

Total accounts receivable, net	$37,611	$27,111